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T. Rowe Price Maryland Tax-Free Money Fund
T. ROWE PRICE Maryland Tax-Free Money Fund Investor Class I Class SUMMARY
Investment Objective(s)
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Maryland Tax-Free Money Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Maryland Tax-Free Money Fund		Investor Class		I Class
Management fees	[1]	0.39%		0.39%
Distribution and service (12b-1) fees
Other expenses		0.38%		0.30%	[2]
Total annual fund operating expenses		0.77%		0.69%
Fee waiver/expense reimbursement	[1]	(0.36%)	[3]	(0.36%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.41%	[3],[4]	0.33%	[2]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through June 30, 2021) to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.41% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2021, with approval by the fund’s Board of Directors. Any fees waived and expenses paid under this agreement (and a previous limitation of 0.55%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.41%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[4]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Maryland Tax-Free Money Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	42	210	392	920
I Class	34	185	349	825

Investments, Risks, and Performance Principal Investment Strategies
The fund will invest at least 65% of its total assets in Maryland municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. The fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The securities purchased by the fund are subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Normally, at least 80% of the fund's income will be exempt from federal income taxes. The fund does not purchase securities that are subject to the alternative minimum tax. The fund's investment policy with respect to 80% of its net assets is fundamental and may not be changed without shareholder approval.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

In accordance with the requirements for “retail money market funds” under Rule 2a-7, the fund has implemented policies and procedures designed to limit accounts to only those beneficially owned by natural persons. The fund has also obtained assurances from financial intermediaries that sell the fund that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares will be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.
Principal Risks
As with any mutual fund, there can be no guarantee the fund will achieve its objective(s). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price Associates, Inc., has no legal obligation to provide financial support to the fund, and you should not expect that T. Rowe Price Associates, Inc., will provide financial support to the fund at any time.

Money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money market funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. The potential for realizing a loss of principal in the fund could derive from:

Stable net asset value The fund may not be able to maintain a stable $1.00 share price at all times. The fund’s shareholders should not rely on or expect the fund’s investment adviser or an affiliate to purchase distressed assets from the fund, enter into capital support agreements with the fund, make capital infusions into the fund, or take other actions to help the fund maintain a stable $1.00 share price.

Redemptions The fund may be subject to periods of increased redemptions that could cause the fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a stable $1.00 share price. Periods of heavy redemptions may result in the fund’s level of weekly liquid assets falling below certain minimums required by Rule 2a-7, which may result in the fund’s Board of Directors imposing a liquidity fee or redemption gate.

State-specific focus Because the fund focuses its investments on securities issued by Maryland and its municipalities, it is more susceptible to unfavorable developments in Maryland than funds that invest in municipal securities of many states. The fund’s performance will depend heavily on the financial strength and economic conditions of the State of Maryland, its localities, and its agencies, and any adverse tax, legislative, or political developments may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving even a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Municipal securities The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Liquidity The fund may not be able to sell a holding in a timely manner at its current carrying value. Periods of reduced liquidity in money markets could require the fund to liquidate its assets at inopportune times or at a depressed value, cause the fund to be unable to meet redemption requests without dilution of the remaining shareholders’ interests in the fund, and potentially affect the fund’s ability to maintain a $1.00 share price. In addition, the fund's Board of Directors has discretion to impose a liquidity fee, to temporarily suspend fund redemptions when permitted by applicable regulations, or to liquidate the fund if the fund's weekly liquid assets fall below 10%.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.

Interest rates A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates.

Alternative minimum tax Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
MARYLAND TAX-FREE MONEY FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.32%	Worst Quarter	6/30/15	0.00%
The fund’s return for the three months ended 3/31/20 was 0.30%.
The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Maryland Tax-Free Money Fund	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	1.09%	0.48%	0.25%			Mar. 30, 2001
I Class	1.18%			1.03%		Jul. 06, 2017
Lipper Other States Tax-Exempt Money Market Funds Average	1.04%	0.51%	0.27%	0.89%	[1]	Jun. 30, 2017
[1]	Return since 6/30/17.

Updated performance information is available through troweprice.com.